Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Note 12 — Fair Value Measurement
Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provide a framework for establishing that fair value. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. There are three levels of inputs that may be used to measure fair value:
Fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques considering the characteristics of the asset.

In instances whereby inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.
The Company used the following methods and significant assumptions to estimate fair value:
Contingent Consideration:
The fair values for earnouts payable are determined by using a discounted cash flow (“DCF”) approach with unobservable inputs and is classified as a Level 3 liability in the fair value hierarchy. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.
Assets and liabilities measured at fair value on a recurring basis, are summarized below:

	Fair Value Measurement at September 30, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$8,630	$8,630

	Fair Value Measurement at December 31, 2020 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$11,439	$11,439
The table below presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant on observable inputs (Level 3) as of and for the nine months ended September 30, 2021 and as of and for the twelve months ended December 31, 2020:

	Contingent Consideration
	September 30, 2021	December 31, 2020
Balance of recurring Level 3 liabilities at January 1	$11,439	$—
Total gains or losses for the period:
Included in earnings	(1,120)	1,055
Included in other comprehensive loss	—	—
Issuances	1,295	11,737
Payments	(2,984)	(1,353)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance of recurring Level 3 liabilities at end of period	$8,630	$11,439

The valuation techniques used to determine the fair value of the contingent consideration as of September 30, 2021 and December 31, 2020 included a combination of discounted cash flow, Black Scholes-Merton model, and Monte Carlo simulation. The significant unobservable inputs used in the calculation of fair value include the discount rate, volatility, and credit spreads. The discount rates range from 2.9% to 18.8%, the volatility ranges from 15.3% to 80.2%, and the credit spreads range from 5.2% to 6.6%.
Debt:
As of September 30, 2021, the fair value of the 2021 Term Loan approximates its carrying value.

Note 17 — Fair Value Measurement
The Company used the following methods and significant assumptions to estimate fair value:
Contingent Consideration:
The fair values for earnouts payable are determined by using a discounted cash flow (“DCF”) approach with unobservable inputs and is classified as a Level 3 liability in the fair value hierarchy. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.
Assets and liabilities measured at fair value on a recurring basis, are summarized below:

	Fair Value Measurement at December 31, 2020 Using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Contingent consideration	$—	$—	$11,439	$11,439
The table below presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant on observable inputs (Level 3) for the year ended December 31:

	Contingent Consideration
	2020	2019
Balance of recurring Level 3 liabilities at January 1	$—	$2,319
Total gains or losses for the period:
Included in earnings	1,055	1,181
Included in other comprehensive loss	—	—
Issuances	11,737	—
Payments	(1,353)	(3,500)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance of recurring Level 3 liabilities at December 31	$11,439	$—

The following table presents quantitative information about recurring Level 3 fair value measurements at December 31, 2020:

Fair Value
December 31, 2020
Contingent consideration	$11,439
The valuation techniques used to determine the fair value of the contingent consideration as of December 31, 2020 included a combination of discounted cash flow, Black-Scholes-Merton model, and Monte Carlo simulation. The significant unobservable inputs used in the calculation of fair value include the discount rate, volatility, and credit spreads. The discount rates range from 2.9% to 18.8%, the volatility ranges from 15.3% to 80.2%, and the credit spreads range from 5.2% to 6.6%.

ALTIMAR ACQUISITION CORP. II [Member]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects the Company’s management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

•
Level 1 — Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 — Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

•	Level 3 — Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
As of September 30, 2021, assets held in the Trust Account were comprised of
$345,011,697 in money market funds, which are invested primarily in U.S. Treasury securities.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021
Assets:
Investments held in the Trust Account	1	345,011,697
Liabilities:
Warrant liability — Public Warrants	1	$9,070,433
Warrant liability — Private Placement Warrants	3	$10,572,537

The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within Warrant liability in the accompanying condensed balance sheet. The Warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Warrant liabilities in the condensed statement of operations. The Warrants were initially valued using a Monte Carlo simulation model, which is considered to be a Level 3 fair value measurement for which there are uncertainties involved. If factors or assumptions change, the estimated fair values could be materially different. The Monte Carlo simulation model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the ordinary shares. The expected volatility as of the closing date of the Initial Public Offering was derived from observable Public Warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. A Monte Carlo simulation methodology was used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Warrants. The Public Warrants have detached from the Units and the Public Warrants were moved from Level 3 to Level 1. For periods subsequent to the detachment, the closing price of the Public Warrants will be used as the fair value as of each relevant date.
The following table provides quantitative information regarding Level 3 fair value meas ureme
nts:

As of September 30, 2021
Stock price	$9.85
Strike price	$11.50
Term (in years)	5.0
Volatility	16.5%
Risk-free rate	1.00%
Dividend yield	0.0%
The following table presents the changes in the fair value of Level 3
Warrant
liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of February 9, 2021	$17,144,332	$12,933,516	$30,077,848
Change in valuation inputs or other assumptions	(3,784,363)	(2,932,167)	(6,716,530)

Fair value of Warrants transferred out of Level 3	—	(10,001,349)	(10,001,349)

Fair value of Level 3 Warrant liabilities as of June 30, 2021	$13,359,969	$—	$13,359,969
Change in valuation inputs or other assumptions	$(2,787,432)	$—	$(2,787,432)

Fair value of Level 3 Warrant Liabilities as of September 30, 2021	$10,572,537	$—	$10,572,537